Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 HKD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Jun. 30, 2022 USD ($)	May 25, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated other comprehensive loss	¥ 33,059,967						$ 4,778,764		¥ 7,373,437
Foreign currency transalation								$ 1.0846	1
Accounts income			$ 1.1324	¥ 1		$ 1.2071
Convenience translation description	Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income and unaudited interim condensed consolidated statements of cash flows from RMB into USD as of and for the six months ended June 30, 2023 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1384, representing the mid-point reference rate set by Peoples’ Bank of China on June 30, 2023	Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income and unaudited interim condensed consolidated statements of cash flows from RMB into USD as of and for the six months ended June 30, 2023 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1384, representing the mid-point reference rate set by Peoples’ Bank of China on June 30, 2023	Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income and unaudited interim condensed consolidated statements of cash flows from RMB into USD as of and for the six months ended June 30, 2023 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1384, representing the mid-point reference rate set by Peoples’ Bank of China on June 30, 2023
Convenience reader	¥ 1						0.1384
Investment purchase (in Dollars)		$ 85.7
Investment redeemed (in Dollars)		$ 84.5
Accounts receivable	¥ 6,143,263			1,163,652			$ 887,999					$ 173,384
Residual value percentage	5.00%	5.00%	5.00%
Investment rate	20.00%						20.00%	20.00%
VAT Percentage	6.00%	6.00%	6.00%
Tax benefit	50.00%	50.00%	50.00%
Right of use asset (in Yuan Renminbi)	¥ 1,165,518						$ 161,300		1,478,975
incremental borrowing rate	7.00%	7.00%	7.00%
Unvested stock compensation dilutive shares (in Shares) | shares	1,747						1,747	1,747
Statutory Accounting Practices, Statutory Capital and Surplus, Variations	Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.	Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.	Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.
Finite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Right of use asset (in Yuan Renminbi) | ¥	¥ 1,100,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Bear interest range	0.00%						0.00%	0.00%
Estimated useful lives	5 years						5 years	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Bear interest range	3.85%						3.85%	3.85%
Estimated useful lives	10 years						10 years	10 years
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
VAT Percentage	13.00%	13.00%	13.00%
Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
VAT Percentage	7.00%	7.00%	7.00%
VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate	47.00%						47.00%	47.00%
ICinit [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate	34.10%						34.10%	34.10%					100.00%
VIYI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate	45.00%						45.00%	45.00%
WiMi Cayman [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts income | ¥				¥ 1
Equity amount | ¥									¥ 1
Fe-da Electronics [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts income		$ 0.1445
Equity amount										$ 0.1436
Skystar [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts income					$ 0.1542
Equity amount							$ 0.1384
VIYI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency transalation											$ 1.1194
Two Individual Investors of VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interests subscriptions receivable (in Yuan Renminbi) | ¥	¥ 172,528